Accumulated Other Comprehensive Income Level 4 AOCI Rollforward (Details) - USD ($) $ in Millions		5 Months Ended	7 Months Ended	12 Months Ended
	Jan. 01, 2018	May 31, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 01, 2018	Dec. 31, 2016
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent		$ 5,810	$ 2,005	$ 2,552	$ 2,005	$ 6,680	$ 1,767	$ 7,821
OCI, before Reclassifications, Net of Tax, Attributable to Parent		(444)	(196)	925		423
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent						(122)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(447)	(171)	888
Stockholders' Equity Attributable to Parent		5,810	2,005	2,552	2,005	6,680	1,767	7,821
Tax Cuts and Jobs Act of 2017, Reclassification from AOCI to Retained Earnings					193
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						182
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance						1,204
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent		774	(173)	717	(173)	1,022	0	693
OCI, before Reclassifications, Net of Tax, Attributable to Parent	$ 11	(432)	(198)	927		428
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		(2)	25	(37)		(99)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(430)	(173)	890		329
Stockholders' Equity Attributable to Parent		774	(173)	717	(173)	1,022	0	693
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance						4
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent		(14)	0	0	0	4	0	32
OCI, before Reclassifications, Net of Tax, Attributable to Parent		(13)	0	0		(5)
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		5	0	0		(23)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(18)	0	0		(28)
Stockholders' Equity Attributable to Parent		(14)	0	0	0	4	0	32
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						0
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance						(3)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent		(2)	2	0	2	(3)	0	(3)
OCI, before Reclassifications, Net of Tax, Attributable to Parent		1	2	(2)		0
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		0	0	0		0
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		1	2	(2)		0
Stockholders' Equity Attributable to Parent		(2)	2	0	2	(3)	0	(3)
AOCI Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative Effect of New Accounting Principle in Period of Adoption						182
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest, Adjusted Balance						1,205
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stockholders' Equity Attributable to Parent		758	(171)	717	(171)	1,023	0	722
Reclassification from AOCI, Current Period, Net of Tax, Attributable to Parent		3	25	37
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		(447)	(171)	888		301
Stockholders' Equity Attributable to Parent		$ 758	$ (171)	$ 717	$ (171)	$ 1,023	$ 0	$ 722